Offerings - Offering: 1	Jun. 25, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Maximum Aggregate Offering Price	$ 28,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,970.38
Offering Note	Includes the aggregate offering price of additional ordinary shares that the underwriters have the option to purchase to cover over-allotments, if any. Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.